Property, plant and equipment (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	₨ 20,336	₨ 14,307	₨ 14,752
Vehicles held under vehicle loan [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	12,323	4,981
2016 stock option and incentive plan [member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, pledged as security	34,022	30,299
Gross carrying amount [member] | Vehicles held under vehicle loan [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	50,828	35,483
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, pledged as security	₨ 16,806	₨ 5,184